CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Dec. 31, 2012	Dec. 31, 2011
Priority share
Preferred share, par value (in euros per share)	€ 1	€ 1
Preferred share, share authorized	1	1
Preferred share, share issued	1	1
Preferred share, share outstanding	1	1
Preference shares
Preferred share, par value (in euros per share)	€ 0.01	€ 0.01
Preferred share, share authorized	2,000,000,001	2,000,000,001
Preferred share, share issued	0	0
Preferred share, share outstanding	0	0
Common Class A
Ordinary shares, par value (in euros per share)	€ 0.01	€ 0.01
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	202,318,864	159,217,348
Ordinary shares, shares outstanding	202,318,864	159,217,348
Common Class B
Ordinary shares, par value (in euros per share)	€ 0.10	€ 0.10
Ordinary shares, shares authorized	159,494,722	273,764,304
Ordinary shares, shares issued	125,441,218	164,621,382
Ordinary shares, shares outstanding	125,441,218	164,621,382
Common Class C
Ordinary shares, par value (in euros per share)	€ 0.09	€ 0.09
Ordinary shares, shares authorized	159,494,722	276,063,445
Ordinary shares, shares issued	27,972,630	109,142,922
Ordinary shares, shares outstanding	0	0